EQUITY - Schedule of Movement in Number of Common Units, Subordinated Units, and General Partner Units (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2017	Oct. 31, 2017	Feb. 28, 2017
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
General Partners Units, beginning balance (in shares)	1,318,517
General Partners Units, issued	1,423,843	1,318,517
General Partners Units, ending balance (in shares)	1,423,843	1,318,517
Limited Partner | Preferred Units
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
Number of Units Issued					5,520,000
Common and Subordinated Units, ending balance (in shares)	5,520,000
Limited Partner | Common Units
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
Common and Subordinated Units, beginning balance (in shares)	64,073,291	45,167,096	45,663,096
Common unit repurchase program (in shares)	(534,000)	(38,000)	(496,000)
Subordinated units converted into common units (in shares)		15,949,831
IDR reset (in shares)		2,994,364
Number of Units Issued	145,675					5,175,000
Limited Partners' Capital Account, Units Converted				374,295
Common and Subordinated Units, ending balance (in shares)	69,768,261	64,073,291	45,167,096
Limited Partner | Subordinated Units
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
Common and Subordinated Units, beginning balance (in shares)	0	15,949,831	15,949,831
Common unit repurchase program (in shares)		0	0
Subordinated units converted into common units (in shares)		(15,949,831)
IDR reset (in shares)		0
Common and Subordinated Units, ending balance (in shares)	0	0	15,949,831
General Partner
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
General Partners Units, beginning balance (in shares)	1,318,517	1,257,408	1,257,408
Common unit repurchase program (in shares)		0	0
Subordinated units converted into common units (in shares)		0
IDR reset (in shares)		61,109
General Partners' Capital Account, Units Converted				7,639
General Partners Units, issued	2,973					94,714
General Partners Units, ending balance (in shares)	1,423,843	1,318,517	1,257,408